Contingencies and related obligations (Details) - Detik Ria - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Legal proceedings provision	$ 830
Legal proceedings provision, interest rate	5.00%
Legal proceedings, settlement amount paid	$ 83
Legal proceedings, settlement amount waived		$ 33